Investment in Equity Securities - Schedule of Roll-Forward of Investment in Equity Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Roll-Forward of Investment in Equity Securities [Abstract]
Balance at January 1
Investment in equity securities	5,954,182
Unrealized gains on investment in equity securities, net	15,143,639
Balance at December 31	$ 21,097,821